PLAN SPIN OFF	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule Of Plan Spin Off [Line Items]
PLAN SPIN OFF	PLAN SPIN OFF
Effective June 1, 2024, the Company approved the spin off of the Terphane, LLC participants and their related accounts from the Plan to the newly established Terphane 401(k) Retirement Savings Plan. As a result, net assets of $7,832,029 were transferred out of the Plan.